Trade Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2023	December 31, 2022
Trade accounts payable and accruals	$2,310	$1,897
Capital project accruals	416	1,152
Payroll-related liabilities	351	374
Accrued interest	101	100
Commercial and government royalties	252	302
Current portion of provisions (Note 25(a))	347	361
Settlement payables (Note 31(b))	36	45
Contract liabilities – consignment sales	27	19
Other IMSA payable	66	68
Current portion of downstream pipeline take-or-pay toll commitment	29	—
Other	66	49
	$4,001	$4,367